Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Columbia Corporate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Class A
Trading Symbol	LIIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 44	0.85% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 1,864,500,282
Holdings Count | Holding	650
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including
daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including
daily.
Largest Holdings [Text Block]
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%

Columbia Corporate Income Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Advisor Class
Trading Symbol	CIFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 31	0.60% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 1,864,500,282
Holdings Count | Holding	650
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%

Columbia Corporate Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Institutional Class
Trading Symbol	SRINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 31	0.60% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 1,864,500,282
Holdings Count | Holding	650
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%

Columbia Corporate Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CPIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 24	0.47% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 1,864,500,282
Holdings Count | Holding	650
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%

Columbia Corporate Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CRIYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 22	0.43% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 1,864,500,282
Holdings Count | Holding	650
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%

Columbia Corporate Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Corporate Income Fund
Class Name	Class S
Trading Symbol	SRIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Corporate Income Fund (the Fund) for the period of October 2, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 5 (a)	0.62% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 5	[2]
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 1,864,500,282
Holdings Count | Holding	650
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,864,500,282
Total number of portfolio holdings	650
Portfolio turnover for the reporting period	40%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Morgan Stanley 10/18/2030 4.654%	1.9%
Verizon Communications, Inc. 03/21/2031 2.550%	1.7%
Wells Fargo & Co. 07/25/2034 5.557%	1.6%
Bank of America Corp. 10/24/2031 1.922%	1.6%
NiSource, Inc. 02/15/2031 1.700%	1.6%
Bacardi Ltd./Bacardi-Martini BV 06/15/2033 5.400%	1.5%
JPMorgan Chase & Co. 10/22/2030 4.603%	1.4%
BAE Systems PLC 02/15/2031 1.900%	1.3%
U.S. Treasury 08/15/2043 4.375%	1.3%
Carrier Global Corp. 02/15/2030 2.722%	1.3%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.